Restructuring (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Restructuring Program Activity

Information related to restructuring program activity for the Successor Company for the six months ended June 29, 2014 and the two months ended December 29, 2013, and for the Predecessor Company for the ten months ended November 6, 2013 is outlined below.

	Severance and Related Costs	Other Costs(1)	Total

Balance at December 30, 2012, Predecessor Company	$684	$164	$848
Restructuring provision included in integration and reorganization	1,539	38	1,577
Cash payments	(1,738)	(207)	(1,945)

Balance at November 6, 2013, Predecessor Company	$485	$(5)	$480
Restructuring provision included in Integration and Reorganization(2)	1,758	—	1,758
Cash payments	(501)	—	(501)

Balance at December 29, 2013, Successor Company	$1,742	$(5)	$1,737
Restructuring provision included in Integration and Reorganization	1,465	—	1,465
Reversals of prior accruals included in Integration and Reorganization	(628)	—	(628)
Cash payments	(1,621)	5	(1,616)

Balance at June 29, 2014, Successor Company	$958	$—	$958

(1)	Other costs primarily included costs to consolidate operations.
(2)	Included above are amounts that were initially recognized in integration and reorganization costs and were subsequently reclassified to discontinued operations expense at the time the affected operations ceased.

Information related to restructuring program activity for the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013 and for the year ended December 30, 2012 is outlined below.

	Severance and Related Costs	Other Costs(1)	Total
Balance at January 1, 2012, Predecessor Company	$900	$426	$1,326
Restructuring provision included in Integration and Reorganization (2)	3,610	800	4,410
Cash payments	(3,826)	(1,062)	(4,888)

Balance at December 30, 2012, Predecessor Company	$684	$164	$848
Restructuring provision included in integration and reorganization	1,539	38	1,577
Cash payments	(1,738)	(207)	(1,945)
Balance at November 6, 2013, Predecessor Company	$485	$(5)	$480
Restructuring provision included in Integration and Reorganization	1,758	—	1,758
Cash payments	(501)	—	(501)

Balance at December 29, 2013, Successor Company	$1,742	$(5)	$1,737

(1)	Other costs primarily included costs to consolidate operations.
(2)	Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the operations ceased.

Schedule of Restructuring Costs and Cash Paid

The following table summarizes the costs incurred and cash paid in connection with these restructuring programs for the three and six months ended June 29, 2014 and June 30, 2013.

	Successor Company Three Months Ended June 29, 2014	Predecessor Company Three Months Ended June 30, 2013	Successor Company Six Months Ended June 29, 2014	Predecessor Company Six Months Ended June 30, 2013
Severance and related costs	$1,040	$726	$1,465	$920
Reversals of prior accruals	(628)	—	(628)	—
Other costs	—	15	—	38
Cash payments	(812)	(371)	(1,616)	(1,021)

The following table summarizes the costs incurred and cash paid in connection with these restructuring programs for the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013 and for the year ended December 30, 2012.

	Successor Company	Predecessor Company
	Two months ended December 29, 2013	Ten months ended November 6, 2013	Year Ended December 30, 2012
Severance and related costs (2)	$1,758	$1,539	$3,610
Other costs (1)	—	38	800
Cash payments	(501)	(1,945)	(4,888)

(1)	Other costs primarily included costs to consolidate operations.
(2)	Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the operations ceased.